EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS
9.	EXPLORATION AND EVALUATION ASSETS

The following is a summary of the carrying value of the acquisition costs and expenditures on the Company’s exploration and evaluation assets.

	Note	December 31, 2025	December 31, 2024
Acquisition costs:
Acquisition costs, opening		$197,635,680	$227,424,953
Additions	9a	163,790	856,259
Asset retirement obligation change in estimate	10	349,848	(75,608)
Acquisition costs in disposal group	6a	—	(7,736,915)
Disposals and impairment of assets	9b	(1,229,454)	(33,853,518)
Foreign exchange movement		(5,727,932)	11,020,509
Acquisition costs, closing		$191,191,932	$197,635,680

Exploration and evaluation costs:
Exploration costs, opening		$64,655,418	$47,331,385
Additions:
Drilling		8,218,902	6,154,761
Geological and geophysical		3,748,110	5,524,677
Labour and wages		3,233,709	3,283,034
Camp costs		2,291,809	2,019,767
Studies and mine site management		1,649,857	1,300,104
Share-based compensation	14	1,380,593	1,449,708
Claim holding costs and advance royalties		1,067,093	1,537,485
Travel		550,968	681,660
Community relations		541,625	575,462
Geochemistry and assays		465,322	362,934
Health and safety and environmental		367,764	561,570
Net extension of claim refunds		(71,408)	(67,713)
Other		948,566	484,744
Foreign exchange movement		(231,071)	6,472
Total exploration and evaluation in the period		$24,161,839	$23,874,665
Exploration and evaluation costs in disposal group	6a	—	(445,173)
Disposals and impairment of assets	9b	(917,370)	(6,105,459)
Exploration and evaluation, closing		$87,899,887	$64,655,418
Total costs, closing		$279,091,819	$262,291,098

All claims are subject to minimum expenditure commitments. The Company expects to incur the minimum expenditures to maintain the claims.

Included in exploration and evaluation assets as at December 31, 2025, is $6,362,483 (2024: $6,360,000) related to the Purepoint Joint Venture. The Company’s share of costs incurred for the Purepoint Joint Venture included in exploration and evaluation costs during the year ended December 31, 2025 was $1,062,483 (2024: $nil). The Company included advances to the Purepoint Joint Venture, net of exploration and evaluation costs incurred, of $351,033 in prepaid expenses as at December 31, 2025 (2024: $nil).

9.	EXPLORATION AND EVALUATION ASSETS (continued)
(a)	Additions

In the year ended December 31, 2025, the Company elected to issue 16,666 common shares with a value of $161,160 to complete the 1st anniversary payment to retain its 100% interest in the Bulyea River property. In addition, the Company spent $2,630 to stake claims adjacent to its Tony M mine.

In the year ended December 31, 2024, the fair value of a contingent liability pursuant to the acquisition of the Ben Lomond property increased by $278,152 and the increase in value was recognized as an increase in the acquisition cost of Ben Lomond. In addition, the Company spent $408,449 to stake claims to the northwest of the Tony M mine, spent $163,887 to purchase all the outstanding common shares of 2596190 Alberta Ltd., which holds a 100% interest in the Bulyea River property, and spent $5,771 to stake several property extensions adjacent to its Evergreen property during the year ended December 31, 2024.

(b)	Disposals and impairment

In the year ended December 31, 2025, the Company derecognized $1,060,000 of exploration and evaluation assets as a result of exercising the put option in the Joint Venture Agreement (Note 6c) and derecognized $151,010 of exploration and evaluation assets on completion of the sale of the Mountain Lake property in Nunavut (Note 6d). The Company expects to no longer continue exploration work at the Bulyea River property (Note 12) at this time and recorded an impairment loss of $935,814 as a result.

In the year ended December 31, 2024, the Company recorded a loss of $25,616,241 on the contribution of assets to the form the Purepoint Joint Venture (Note 6c). The Company also identified indicators of impairment on its Radio and Carlson Creek properties primarily because of the loss on the contribution of assets to form the Purepoint Joint Venture. The Company wrote the Radio and Carlson Creek properties down to their estimated fair values of $365,268 and $335,501, respectively, and recorded an impairment loss of $14,342,736 as a result.